Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Parties

10. Related Parties

Related Party Leasing Arrangements

The Company leases its headquarters building under the terms of a non-cancelable financing obligation from a build-to-suit lease and its additional office space in Charleston, South Carolina under the terms of a non-cancelable operating lease from an entity with which two of the Company’s directors, significant stockholders, and executives are affiliated. Both the financing obligation and the lease have 15-year terms which started in 2006 and 2009, respectively. The Company has an option to renew the financing obligation and lease for five additional years. The arrangements provide for 3.0% fixed annual rent increases. Payments under these agreements were $1,360 and $1,099 for the three months ended March 31, 2014 and 2013, respectively. Amounts due to the related parties were $98 and $268 as of March 31, 2014 and December 31, 2013, respectively. Amounts due to the related parties were recorded as “Accrued expenses” as of March 31, 2014 and “Accounts payable” as of December 31, 2013.

Payments for the amendment to the 2009 operating lease commenced on January 1, 2014, and expenses total $236 per quarter.

Related Party Travel Expenses

The Company utilizes the services of a private air transportation company that is owned and controlled by one of the Company’s directors, significant stockholders and executives. Expenses related to this company were $93 and $45 for the three months ended March 31, 2014 and 2013, respectively. Amounts due to this related party were $25 as of December 31, 2013 and were recorded in “Accrued expenses.” No amounts were due as of March 31, 2014.

16. Related Parties

Related Party Leasing Arrangements

The Company leases its headquarters building under the terms of a non-cancelable financing obligation from a build-to-suit lease and its additional office space in Charleston, South Carolina under the terms of a non-cancelable operating lease from an entity with which two of the Company’s directors, significant stockholders, and executives are affiliated. Both the financing obligation and the lease have 15-year terms which started in 2006 and 2009, respectively. The Company has an option to renew the financing obligation and lease for five additional years. The arrangements provide for 3.0% fixed annual rent increases. Payments related to these agreements were $3,495, $3,276 and $2,813 for the years ended December 31, 2013, 2012 and 2011, respectively. Amounts due to the related parties $268 and $234 as of December 31, 2013 and 2012, respectively. Amounts due to the related parties were recorded as “Accounts Payable” as of December 31, 2013 and 2012.

In February 2013, the Company entered into an amendment to a 2009 operating lease agreement. Under terms of the agreement, the Company has committed to rent additional space under the agreement. Payments for the additional space will commence in January 2014.

Furthermore, as disclosed in Note 10 “Commitments and Contingencies”, the Company entered into a 15-year build-to-suit lease in December 2013 for additional office space to expand its headquarters campus. The leased premises are being constructed and leased from an entity with which two of the Company’s significant stockholders and executives are affiliated. Because the Company is involved extensively in the construction of the premises and is deemed the “owner” for accounting purposes during the construction period, it is required to capitalize the project costs during the construction on its Consolidated Balance Sheet. The lease is targeted to commence January 2015.

The Company has options to lease two additional office facilities from the leasing entity with which two of the Company’s directors, significant stockholders and executives are affiliated. The leasing entity meets the criteria to be a variable interest entity. The Company is not the primary beneficiary of the leasing entity, as the activities that are most significant to the leasing entity’s economic performance, consisting of financing, development, management, and sale of office facilities, are directed by another party. As such, the Company is not required to consolidate the entity as the primary beneficiary. The lease terms would not include a residual value guarantee, fixed-price purchase option, or similar feature that would obligate the Company to absorb decreases in value or would entitle the Company to participate in increases in the value of the office facilities. The Company has not and does not intend to provide financial or other support to the leasing entity. The Company’s maximum exposure, assuming the exercise of the options, would consist of carrying fees paid for the options, rent to be paid over the 15-year term of the leases, construction cost overruns, and operating expenses in excess of a certain threshold. The Company’s maximum exposure currently cannot be quantified.

Related Party Receivable

In connection with the preparation of the office space for occupancy under the February 2013 amendment discussed above, the Company has generated a receivable from the related party in the amount of $331 as of December 31, 2013. This amount is included in prepaid expenses and other current assets in the Company’s Consolidated Balance Sheets.

Related Party Travel Expenses

The Company utilizes the services of a private air transportation company that is owned and controlled by one of the Company’s significant stockholders and executives. Expenses related to this company were $326, $120 and $105 for the years ended December 31, 2013, 2012 and 2011, respectively, and consist of air travel related to the operations of the business. Amounts due to the related party were $25 as of December 31, 2013 and de minimis as of December 31, 2012.